STOCKHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 8 - STOCKHOLDERS' EQUITY

The Company has an authorized capital of 1,000,000,000 shares, $0.001 par value common stock, and 10,000,000 shares of $0.001 par value preferred stock at March 31, 2022. The Company has 237,205,464 shares and 220,254,396 shares of common stock, and 25,896 shares and 25,896 shares of preferred stock, issued and outstanding as of March 31, 2022 and December 31, 2021, respectively.

Common Stock

Holders of shares of common stock are entitled to one vote for each share on all matters to be voted on by the stockholders. Holders of common stock do not have cumulative voting rights. Holders of common stock are entitled to share ratably in dividends, if any, as may be declared from time to time by the Board of Directors in its discretion from funds legally available, therefore. In the event of liquidation, dissolution, or winding up of the Company, the holders of common stock are entitled to share pro rata in all assets remaining after payment in full of all liabilities. All of the outstanding shares of common stock are fully paid and non-assessable. Holders of common stock have no preemptive rights to purchase the Company’s common stock. There are no conversion or redemption rights or sinking fund provisions with respect to the common stock.

On February 24, 2021, the Company entered into a Common Stock Purchase Agreement with an investor pursuant to which the investor agreed to purchase up to $5,000,000 of the Company’s registered common stock at $0.015 per share. Pursuant to the Agreement, purchases may be made by the Company during the Commitment Period (as defined in the Agreement) through the submission of a purchase notice to the investor no sooner than ten business days after the preceding closing. No purchase notice can be made in an amount less than $10,000 or greater than $500,000 or greater than two times the average of the daily trading dollar volume for the Company’s common stock during the ten business days preceding the purchase date. Each purchase notice is limited to the investor beneficially owning no more than 4.99% of the total outstanding common stock of the Company at any given time. There are certain conditions precedent to each purchase including, among others, an effective registration statement in place and the VWAP of the closing price of the Company’s common stock greater than $0.0175 for the Company's common stock during the five business days prior to the closing. On January 27, 2022, February 24, 2022, March 11, 2022 and March 24, 2022, the investor purchased 2,623,138 shares, 3,975,109 shares, 1,978,821 share and 8,274,000 shares of common stock for a cash consideration of $11,160, $22,116, $12,176 and $68,373, aggregating to $113,826, respectively.

On February 23, 2022, the Company issued to a consultant for services rendered, pursuant to a consulting agreement, 100,000 shares of common stock valued at the fair market price on the date of issuance of $900.

Stock Incentive Plans

On December 14, 2017, the Board of Directors of the Company approved the 2017 Stock Incentive Plan (the “2017 Plan”). Awards may be made under the 2017 Plan for up to 4,500,000 shares of common stock of the Company. All of the Company’s employees, officers and directors, as well as consultants and advisors to the Company are eligible to be granted awards under the 2017 Plan. No awards can be granted under the 2017 Plan after the expiration of 10 years from the plan approval but awards previously granted may extend beyond that date. Awards may consist of both incentive and non-statutory options, restricted stock units, stock appreciation rights, and restricted stock awards.

On March 11, 2019, the Board of Directors of the Company approved the 2019 Stock Incentive Plan (the “Plan”). Awards may be made under the Plan for up to 5,000,000 shares of common stock of the Company. All of the Company’s employees, officers and directors, as well as consultants and advisors to the Company are eligible to be granted awards under the Plan. No awards can be granted under the Plan after the expiration of 10 years from the plan approval but awards previously granted may extend beyond that date. Awards may consist of both incentive and non-statutory options, restricted stock units, stock appreciation rights, and restricted stock awards.

Shares earned and issued related to the consulting agreements are issued under the 2017 Stock Incentive Plan and the 2019 Stock Incentive Plan (Note 4). Vesting of the shares is subject to acceleration of vesting upon the occurrence of certain events such as a Change of Control (as defined in the agreement) or the listing of the Company’s common stock on a senior exchange.

A summary of the status of the Company’s non-vested shares as of March 31, 2022 and 2021, and changes during the three months period then ended, is presented below:

	Non-vested Shares of Common Stock	Weighted Average Fair Value
Balance at December 31, 2021	–	$–
Awarded	–	–
Vested	–	–
Forfeited	–	–
Balance at March 31, 2022	–	$–

Balance at December 31, 2020	3,600,000	$0.30
Awarded	–	–
Vested	(900,000)	0.30
Forfeited	–	–
Balance at March 31, 2021	2,700,000	$0.30

Preferred Stock

Series A Supervoting Convertible Preferred Stock

On July 2, 2020, the Board of Directors of the Company authorized the issuance of 15,600 shares of preferred stock, $0.001 par value per share, designated as Series A Supervoting Convertible Preferred Stock.

The Company had 25,896 shares of preferred stock issued and outstanding at March 31, 2022 and December 31, 2021, respectively.

Series B Convertible Preferred Stock Equity Financing

On November 16, 2020, the Board of Directors of the Company authorized the issuance of up to 600 shares of preferred stock, $0.001 par value per share, designated as Series B Convertible Preferred Stock. Each share of Preferred Stock has a par value of $0.001 per share and a stated value of $1,200, subject to increase set forth in the Certificate of Designation.

On February 7, 2022 and March 24, 2022, the Company issued 51 shares and 136 shares of preferred stock, respectively, pursuant to an Securities Purchase Agreement for a cash consideration of $51,000 and $136,000. The Company paid a sales commission to a third-party broker of $1,000 and $2,720, respectively, on these sales.

On November 19, 2020, pursuant to the terms of a Securities Purchase Agreement dated November 16, 2020 (the “SPA”), the Company entered into a new preferred equity financing agreement with GHS Investments, LLC (“GHS”) in the amount of up to $600,000. The SPA provides for GHS’s purchase, from time to time, of up to 600 shares of the newly-designated Series B Convertible Preferred Stock. The initial closing under the SPA consisted of 45 shares of Series B Convertible Preferred Stock, stated value $1,200 per share, issued to GHS for an initial purchase price of $45,000, or $1,000 per share. At the Company’s option, and subject to the terms of the SPA and the Certificate of Designation for the Series B Convertible Preferred Stock (the “COD”), additional closings in the amount of 40 shares of Series B Convertible Preferred Stock for a total purchase price of $40,000 may take place at a rate of up to once every 30 days. In connection with the initial closing in the amount of 45 shares of Series B Convertible Preferred Stock, the Company issued an additional 25 shares of Series B Convertible Preferred Stock to GHS as a service fee.

On November 19, 2020 (the date of receipt of cash proceeds of $45,000 issuance), the Company valued the fair value of the derivative and recorded an initial derivative liability of $103,267, $58,267 as day one loss on the derivative, $39,000 as interest expense, and $39,000 as Series B Convertible Preferred Stock mezzanine liability, and $84,000 as amortization. The Company recalculated the value of the derivative liability associated with the convertible note and recorded a gain of $13,228 and a gain of $39,465 for the three months ended March 31, 2022 and 2021, respectively, in connection with the change in fair market value of the derivative liability. In addition, the Company recorded $2,485 and $2,485 as preferred stock dividend for the three months ended March 31, 2022 and 2021, payable to GHS. Preferred stock dividend payable to GHS was $13,725 and $11,240 as of March 31, 2022 and December 31, 2021, respectively.

The Company valued the fair value using the Black-Scholes option pricing model at March 31, 2022, with the following assumptions: conversion exercise price - $0.0096, the closing stock price of the Company's common stock on the date of valuation -$0.0178, an expected dividend yield - 0%, expected volatility – 160.41%, risk-free interest rate – 0.51%, and an expected term – 0.13 years.

On December 16, 2020, pursuant to the terms of the SPA, GHS purchased an additional 85 shares of Series B Convertible Preferred Stock for gross proceeds of $85,000. The Company paid $1,700 in selling commissions to complete this financing.

On December 16, 2020 (the date of receipt of cash proceeds of $85,000 issuance), the Company valued the fair value of the derivative and recorded an initial derivative liability of $106,241, $1,700 as interest expense, $102,000 as Series B Convertible Preferred Stock a mezzanine liability, and $102,000 as amortization. The Company recalculated the value of the derivative liability associated with the convertible note and recorded a gain of $20,784 and $45,235 for the three months ended March 31, 2022 and 2021, respectively, in connection with the change in fair market value of the derivative liability. In addition, the Company recorded $3,018 and $3,018 as preferred stock dividend for the three months ended March 31, 2022 and 2021, payable to GHS. Preferred stock dividend payable to GHS was $15,761 and $12,743 as of March 31, 2022 and December 31, 2021, respectively.

The Company valued the fair value using the Black-Scholes option pricing model as of March 31, 2022, with the following assumptions: conversion exercise price - $0.0096, the closing stock price of the Company's common stock on the date of valuation - $0.0178, an expected dividend yield - 0%, expected volatility – 160.41%, risk-free interest rates – 0.51%, and an expected term of 0.21 years.

On February 7, 2022 (the date of receipt of cash proceeds of $51,000 issuance), the Company valued the fair value of the derivative and recorded an initial derivative liability of $65,025, $14,025 as day one loss on the derivative, $10,200 as interest expense, and $10,200 as Series B Convertible Preferred Stock mezzanine liability, and $61,200 as amortization. The Company recalculated the value of the derivative liability associated with the convertible note and recorded a loss of $16,929 for the three months ended March 31, 2022, in connection with the change in fair market value of the derivative liability. In addition, the Company recorded $1,046 as preferred stock dividend for the three months ended March 31, 2022, payable to GHS. Preferred stock dividend payable to GHS was $1,046 as of March 31, 2022. The Company valued the fair value using the Black-Scholes option pricing model at March 31, 2022, with the following assumptions: conversion exercise price - $0.0096, the closing stock price of the Company's common stock on the date of valuation -$0.0172, an expected dividend yield - 0%, expected volatility – 160.35%, risk-free interest rate – 1.63%, and an expected term – 1.35 years.

On March 24, 2022 (the date of receipt of cash proceeds of $136,000 issuance), the Company valued the fair value of the derivative and recorded an initial derivative liability of $328,422, $192,422 as day one loss on the derivative, $27,200 as interest expense, and $27,200 as Series B Convertible Preferred Stock mezzanine liability, and $163,200 as amortization. The Company recalculated the value of the derivative liability associated with the convertible note and recorded a gain of $105,194 for the three months ended March 31, 2022, in connection with the change in fair market value of the derivative liability. In addition, the Company recorded $376 as preferred stock dividend payable to GHS for the three months ended March 31, 2022. Preferred stock dividend payable to GHS was $376 as of March 31, 2022. The Company valued the fair value using the Black-Scholes option pricing model at March 31, 2022, with the following assumptions: conversion exercise price - $0.0096, the closing stock price of the Company's common stock on the date of valuation -$0.0172, an expected dividend yield - 0%, expected volatility – 160.35%, risk-free interest rate – 1.63%, and an expected term – 1.63 years.

As a result of receipt of cash proceeds relating to Series B Convertible Preferred Stock, the Company recorded derivative liability of $490,465 and $212,816 at March 31, 2022 and December 31, 2021, respectively. In addition, preferred stock dividend payable was $30,908 and $23,983 at March 31, 2022 and December 31, 2021, respectively.

Warrants

A summary of the status of the Company’s warrants as of March 31, 2022 and 2021, and changes during the three months then ended, is presented below:

	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2020	–	–
Issued	2,868,397	$0.00084	3.4 Years
Exercised	–	–
Expired/Forfeited	–	–
Outstanding at March 31, 2021	2,868,397	$0.00084	3.2 Years

Outstanding at December 31, 2021	–	–
Issued	2,868,397	$0.00084	2.4 Years
Exercised	–	–
Expired/Forfeited	–	–
Outstanding at March 31, 2022	2,868,397	$0.00084	2.2 Years